INCOME TAXES - Deferred Tax Assets (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax liabilities
Property, plant and equipment	$ (46,284)
Derivative financial instruments	(24,184)
Total deferred income tax liabilities	(70,468)
Deferred income tax assets
Property, plant and equipment	60,665	$ 132,879
Tax loss carryforwards and other credits	429,651	397,081
Capital loss carryforwards and other capital items	188,409	181,334
Asset retirement obligation	33,935	31,677
Derivative financial instruments		8,795
Other assets	14,099	3,046
Deferred income tax asset before valuation allowance	726,759	754,812
Less valuation allowance	(191,167)	(184,875)
Deferred income tax assets, net	535,592	569,937
Total deferred income tax asset	$ 465,124	$ 569,937